Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of warrants

The summary of warrants activity is as follows:

	Warrants Outstanding	Warrants Exercisable	Class A Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
				US$
December 31, 2023	5,570,275	5,570,275	5,570,275	$1.66	1.63
Granted	251,608 *	251,608	251,608	$3.33	2.00
Forfeited	-	-	-	$-	-
Exercised	(810,425)	(810,425)	(810,425)	$1.65	-
June 30, 2024	5,011,458	5,011,458	5,011,458	$1.74	1.15

December 31, 2024	4,943,608	4,943,608	4,943,608	$1.73	0.59
Granted	4,949,156	4,949,156	4,949,156	$1.65	1.85
Forfeited	(4,778,995)	(4,778,995)	(4,778,995)	$1.73	-
Exercised	(164,713)	(164,713)	(164,713)	$1.65	-
June 30, 2025	4,949,156	4,949,156	4,949,156	$1.65	1.38

*	The number of warrants were estimated based upon the IPO price of US$4.75, the midpoint of the estimated proposed IPO price range of $4.00 and $5.50 per share.